Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Parent Company Statements of Income and Comprehensive Income [Line Items]
OPERATING EXPENSES	$ (2,252,564)	$ (613,077)
INCOME FROM SUBSIDIARIES	1,178,471	133,912
NET LOSS	(1,074,093)	(479,165)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	255,264	(131,684)
COMPREHENSIVE (LOSS) INCOME	$ (818,829)	$ (610,849)